JUNIOR SUBORDINATED DEBT (Details 2) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 16, 2011	Dec. 31, 2011	Dec. 16, 2011 Warrants	Nov. 15, 2012 Notes	Dec. 16, 2011 Notes
Junior subordinated debt
Number of Units sold	2,500
Interest rate of notes (as a percent)					8.75%
Principal amount of a note					$ 1,000
Number of shares of common stock that can be purchased with a Warrant			43	107,500
Exercise price per share (in dollars per share)			$ 5.90
Debt redeemed				2,500,000
Aggregate purchase price of units sold		$ 2,500,000	$ 2,500,000